Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations
Summary of goodwill, fair value of net assets acquired, provisional fair values of assets and liabilities arising from acquisitions and cash outflow from current and past acquisitions

		Measurement
		period	Retrospectively
	As reported	adjustment	adjusted
	£m	£m	£m
Non-current assets
– Intangible assets	2,027	—	2,027
– Property, plant and equipment[1]	249	(5)	244
– Other non-current assets	143	47	190
Current assets	701	(3)	698
Current liabilities	(311)	(5)	(316)
Non-current liabilities	(1,875)	(18)	(1,893)
Net assets acquired	934	16	950
Goodwill	3,176	(16)	3,160

		Retrospectively
		adjusted
		Terminix	Individually	Retrospectively
		Global	immaterial	adjusted
	Total	Holdings, Inc.[1]	acquisitions	Total[1]
	2023	2022	2022	2022
	£m	£m	£m	£m
Purchase consideration
– Cash paid	203	1,087	214	1,301
– Deferred and contingent consideration	58	—	45	45
– Equity interests	—	3,023	—	3,023
Total purchase consideration	261	4,110	259	4,369
Fair value of net assets acquired[1]	(88)	(950)	(87)	(1,037)
Goodwill from current-year acquisitions[1]	173	3,160	172	3,332
Goodwill expected to be deductible for tax purposes	76	—	60	60
1.

Goodwill (decrease £16m), contract costs (increase £36m), investments in associates (increase £11m), ROU assets (decrease £5m), provisions (increase £24m), lease liabilities (decrease £8m), loans (decrease £11m), long-term liabilities (increase £11m), deferred tax liabilities (increase £2m), accrued income (decrease £3m) and accruals (increase £5m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition.

		Retrospectively
		adjusted	Individually	Retrospectively
		Terminix Global	immaterial	adjusted
	Total	Holdings, Inc.[1]	acquisitions	Total[1]
	2023	2022	2022	2022
	£m	£m	£m	£m
Non-current assets
– Intangible assets[2]	80	2,027	74	2,101
– Property, plant and equipment[3]	12	244	14	258
– Other non-current assets	—	190	—	190
Current assets[4]	22	698	28	726
Current liabilities[5]	(12)	(316)	(11)	(327)
Non-current liabilities[6]	(14)	(1,893)	(18)	(1,911)
Net assets acquired	88	950	87	1,037
1.

Contract costs (increase £36m), investments in associates (increase £11m), ROU assets (decrease £5m), provisions (increase £24m), lease liabilities (decrease £8m), loans (decrease £11m), long-term liabilities (increase £11m), deferred tax liabilities (increase £2m), accrued income (decrease £3m) and accruals (increase £5m) have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition.

2.	Includes £69m (2022: £778m) of customer lists, £nil (2022: £1,292m) of indefinite-lived brands and £11m (2022: £31m) of other intangibles.
3.	Includes £1m (2022: £195m) of ROU assets.
4.	Includes cash acquired of £8m (2022: £322m), inventory of £2m (2022: £48m) and trade and other receivables of £12m (2022: £357m).
5.	Includes trade and other payables of £10m (2022: £326m).
6.

Includes £12m of deferred tax liabilities relating to acquired intangibles (2022: £447m), £nil of debt that was acquired with the Terminix business and repaid in November 2022 (2022: £749m), lease liabilities of £1m (2022: £207m), termite damage claims provisions of £nil (2022: £353m) and other provisions of £1m (2022: £144m).

7.

The fair values of assets and liabilities from acquisitions in the current year will be finalised in the 2024 Financial Statements. These fair values are provisional as the acquisition accounting has not yet been finalised, primarily due to the proximity of many acquisitions to the year end.

			Individually
		Terminix Global	immaterial
	Total	Holdings, Inc.	acquisitions	Total
	2023	2022	2022	2022
	£m	£m	£m	£m
Total purchase consideration	261	4,110	259	4,369
Equity interests	—	(3,023)	—	(3,023)
Consideration payable in future periods	(58)	—	(45)	(45)
Purchase consideration paid in cash	203	1,087	214	1,301
Cash and cash equivalents in acquired companies and businesses	(8)	(313)	(9)	(322)
Cash outflow on current period acquisitions	195	774	205	979
Deferred and contingent consideration paid	47	—	39	39
Cash outflow on current and past acquisitions	242	774	244	1,018